Summary of Significant Accounting Policies (Tables)	9 Months Ended
Oct. 31, 2016
Accounting Policies [Abstract]
Schedule of Valuation of Financial Instruments

The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of October 31, 2016 and January 31, 2016:

Fair value measurements at reporting date using:
Quoted prices
		in active		Significant
		markets for		other	Significant
		identical		observable	unobservable
		liabilities		inputs	inputs
Description	Fair Value	(Level 1)		(Level 2)	(Level 3)

Warrant and convertible note derivative liability at October 31, 2016	$-	-		-	$-

Warrant and convertible note derivative liability at January 31, 2016	$3,293		-	-	$3,293